DEBT (Details 2) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended		3 Months Ended			3 Months Ended				0 Months Ended	1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 5.50% Senior Notes due 2016 USD ($)	Dec. 31, 2012 5.50% Senior Notes due 2016 USD ($)	Mar. 31, 2012 7.50% Senior Subordinated Notes due 2015 USD ($)	Mar. 31, 2012 7.50% Senior Subordinated Notes due 2015 EUR (€)	Sep. 30, 2011 7.50% Senior Subordinated Notes due 2015 USD ($)	Sep. 30, 2011 7.50% Senior Subordinated Notes due 2015 EUR (€)	Mar. 26, 2012 7.50% Senior Subordinated Notes due 2015	Dec. 31, 2011 6.875% Senior Subordinated Notes due 2013 USD ($)	Dec. 31, 2011 6.875% Senior Subordinated Notes due 2013 EUR (€)	Sep. 30, 2011 6.875% Senior Subordinated Notes due 2013 USD ($)	Sep. 30, 2011 6.875% Senior Subordinated Notes due 2013 EUR (€)	Jul. 25, 2011 7.375% Senior Subordinated Notes due 2015 USD ($)	Jan. 31, 2011 7.375% Senior Subordinated Notes due 2015 USD ($)	Jan. 18, 2011 7.375% Senior Subordinated Notes due 2015
Redemption of Notes and Loss on Early Extinguishment of Debt
Principal Amount of Notes Redeemed					$ 400	$ 86	€ 64	$ 17	€ 12		$ 94	€ 70	$ 19	€ 14	$ 75	$ 100
Amount Paid (Excluding Accrued Interest)				400		87	65	17	12		96	71	19	14	77	102
Loss on early extinguishment of debt	80	7	37		77	1					2				2	3
Interest rate on long-term debt (as a percent)				5.50%	5.50%			7.50%	7.50%	7.50%	6.875%	6.875%	6.875%	6.875%	7.375%		7.375%
Scheduled maturities of our debt (excluding debt to affiliates)
2013	288
2014	522
2015	32
2016	577
2017	967
Thereafter	1,316
Total debt - excluding debt to affiliates	$ 3,702	$ 3,942